LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liquidity Continued Operations And Going Concern [Line Items]
Net cash used in operating activities	$ 9,404,443	$ 2,884,919
Debt default, amount	2,365,087
Interest expense debt	475,671
Working capital (deficit)	3,799,806
Notes Payable
Liquidity Continued Operations And Going Concern [Line Items]
Debt default, amount	$ 687,165